Stock-based Compensation (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Stock-based compensation
Total expense	$ 3,785	$ 653	$ 24	$ 4,508
Stock option
Stock-based compensation
Total expense	3,020	264	17	3,307
Shares
Outstanding at the beginning of the period (in shares)	691,367
Granted (in shares)	1,914,195
Exercised (in shares)	(142,758)
Forfeited (in shares)	(52,282)
Outstanding at the end of the period (in shares)	2,410,522	691,367		2,410,522
Options vested or expected to vest at the end of the period (in shares)	2,269,359			2,269,359
Options exercisable at the end of the period (in shares)	317,804			317,804
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0.46
Granted (in dollars per share)	$ 9.94
Exercised (in dollars per share)	$ 2.36
Forfeited (in dollars per share)	$ 1.73
Outstanding at the end of the period (in dollars per share)	$ 7.85	$ 0.46		$ 7.85
Options vested or expected to vest at the end of the period (in dollars per share)	$ 8.10			$ 8.10
Options exercisable at the end of the period (in dollars per share)	$ 0.34			$ 0.34
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period	9 years 3 months 18 days	8 years 9 months 18 days
Options vested or expected to vest at the end of the period	9 years 3 months 18 days
Options exercisable at the end of the period	7 years 6 months
Aggregate Intrinsic Value
Outstanding at the end of the period	36,717	1,666		36,717
Options vested or expected to vest at the end of the period	34,002			34,002
Options exercisable at the end of the period	7,177			7,177
Issuance of non-vested restricted stock pursuant to the exercise of stock options prior to vesting	63,636
Total intrinsic value of stock options exercised	0	115	239	354
Assumptions used to estimate fair value of each employee and non-employee stock award on the grant date using the Black Scholes option pricing model
Dividend (as a percent)	0.00%	0.00%	0.00%
Weighted-average grant date fair values of options granted (in dollars per share)	$ 11.09	$ 1.19	$ 0.10	$ 7.05
Total unrecognized stock-based compensation expense related to employee and non-employee unvested stock options	21,000	351		21,000
Weighted average period for recognition of unrecognized expense	3 years 8 months 12 days
Weighted-Average Grant Date Fair Value
Weighted average period for recognition of unrecognized expense	3 years 8 months 12 days
Stock option | Minimum
Assumptions used to estimate fair value of each employee and non-employee stock award on the grant date using the Black Scholes option pricing model
Volatility (as a percent)	85.00%	79.00%	78.00%
Expected term	6 years 3 months	6 years 3 months	6 years 3 months
Risk-free interest rate (as a percent)	1.07%	0.85%	1.18%
Stock option | Maximum
Assumptions used to estimate fair value of each employee and non-employee stock award on the grant date using the Black Scholes option pricing model
Volatility (as a percent)	93.00%	92.00%	79.00%
Expected term	10 years	10 years	10 years
Risk-free interest rate (as a percent)	3.01%	1.76%	2.62%
Non-vested restricted stock
Assumptions used to estimate fair value of each employee and non-employee stock award on the grant date using the Black Scholes option pricing model
Weighted average period for recognition of unrecognized expense	1 year 8 months 12 days
Number of Shares
Non-vested at the beginning of the period (in shares)	362,596
Vested (in shares)	(352,652)
Non-vested at the end of the period (in shares)	9,943			9,943
Weighted-Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)	$ 0.04
Vested (in dollars per share)	$ 0.04
Non-vested at the end of the period (in dollars per share)	$ 0.26			$ 0.26
Shares of non-vested restricted stock remaining from the early exercise of stock options	157,006			157,006
Aggregate fair value of restricted stock awards vested (in dollars per share)	$ 0.04
Total unrecognized stock-based compensation expense related to non-vested restricted stock	228	380		228
Weighted average period for recognition of unrecognized expense	1 year 8 months 12 days
Non-vested restricted stock | 2010 Plan
Assumptions used to estimate fair value of each employee and non-employee stock award on the grant date using the Black Scholes option pricing model
Granted (in shares)	45,454
Non-vested restricted stock | Outside of the Plan
Stock-based compensation
Total expense	$ 765	$ 389	$ 7	$ 1,201
Assumptions used to estimate fair value of each employee and non-employee stock award on the grant date using the Black Scholes option pricing model
Granted (in shares)	1,958,210